General (Details)	0 Months Ended	3 Months Ended		0 Months Ended
	Mar. 08, 2014	Mar. 31, 2015	Mar. 31, 2014	Feb. 17, 2015	May 27, 2015	Mar. 07, 2014
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired		75.00%	50.00%			50.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	120,542,441		120,542,441
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		70.00%
EMH Drop Down [Member] | Affiliated Entity [Member] | EnLink Midstream LP [Member] | Midstream Holdings [Member] | Acacia [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Ownership Interest Transferred				25.00%
Class D Common Unit [Member] | EMH Drop Down [Member] | Affiliated Entity [Member] | EnLink Midstream LP [Member] | Midstream Holdings [Member] | Acacia [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Amounts of Transaction, Shares				31,618,311
Subsequent Event [Member] | EMH Drop Down [Member] | Affiliated Entity [Member] | Midstream Holdings [Member] | EnLink Midstream LP [Member]
Business Acquisition [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions					100.00%
Subsequent Event [Member] | EMH Drop Down [Member] | Affiliated Entity [Member] | EnLink Midstream LP [Member] | Midstream Holdings [Member] | Acacia [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Ownership Interest Transferred					25.00%
Subsequent Event [Member] | Class E Common Unit [Member] | EMH Drop Down [Member] | Affiliated Entity [Member] | EnLink Midstream LP [Member] | Midstream Holdings [Member] | Acacia [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Amounts of Transaction, Shares					36,629,888